Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2019	Jan. 31, 2018
Disclosure of classes of share capital [line items]
Balance, beginning		$ 68,727	$ 27,948
Convertible note maturity		4,159	17,789
Balance, ending	27,948	134,183	68,727
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Balance, beginning	3,108	68,727	27,948
Issuance of new shares, cash collected	24,840	23,248	22,990
Issuance of new shares, Settle Shareholder loan		12,242	0
Issuance of new shares, Shares issued in lieu of consultancy fee		692
Shares issued in lieu of stock payment		4,045
Convertible note maturity		4,159	17,789
Business combination with Naked Brand Group Inc.		14,196
Business combination with FOH Online Inc.		6,872
Balance, ending	$ 27,948	$ 134,183	$ 68,727
Shares issued during the period	24,839	6,682,587	10,180
Balance, ending	274,839	29,640,965	306,028
Bendon Shareholders [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period	274,839	20,889,940	306,028
Naked Shareholders [Member]
Disclosure of classes of share capital [line items]
Shares issued during the period		2,068,438